Additional Information-Financial Statement Schedule I	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF ZHANGMEN EDUCATION INC.

BALANCE SHEETS

(In thousands of RMB, except for share and per share data, or otherwise noted)

	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
			(Note 2)
ASSETS
Current assets
Cash and cash equivalents	962	1,124	175
Short-term investments(including investments measured as fair value of 2,109,629 and nil as of December 31, 2020 and 2021)	2,109,629	63,757	10,005
Prepaid expenses and other current assets	52	553	88
TOTAL ASSETS	2,110,643	65,434	10,268
LIABILITIES
Current liabilities
Amounts due to Zhangmen Group Companies	-	4,213	661
Other current liabilities	17,840	-	-
Deficits of investments in subsidiaries, VIEs and VIEs’ subsidiaries	2,313,126	908,253	142,525
TOTAL LIABILITIES	2,330,966	912,466	143,186
MEZZANINE EQUITY	6,220,779	-	-
SHAREHOLDERS’ DEFICIT
Ordinary shares *	20	-	-
Class A Ordinary shares*	-	77	12
Class B Ordinary shares*	-	12	2
Additional paid-in capital	-	9,156,229	1,436,812
Accumulated other comprehensive loss	(86,032)	(138,873)	(21,792)
Accumulated deficit	(6,355,090)	(9,864,477)	(1,547,952)
TOTAL SHAREHOLDERS’ DEFICIT	(6,441,102)	(847,032)	(132,918)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT	2,110,643	65,434	10,268

* The Company declared a Redesignation (Note 1) of Ordinary Shares into Class A Ordinary Shares and Class B Ordinary Shares on a one-on-one basis immediately prior to the initial public offering (“IPO”).

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF ZHANGMEN EDUCATION INC.

STATEMENTS OF OPERATIONS

(In thousands of RMB, except for share and per share data, or otherwise noted)

	As of December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
				（Note 2)
Operating expenses:
General and administrative expenses	(18,995)	(27,974)	(70,069)	(10,995)
Total operating expenses	(18,995)	(27,974)	(70,069)	(10,995)
Loss from operations	(18,995)	(27,974)	(70,069)	(10,995)
Interest income, net	37,257	19,764	3,016	473
Other expenses, net	-	-	(7,372)	(1,157)
Fair value change of investments	-	3,696	5,205	817
Loss from investments in subsidiaries, VIEs and VIEs’ subsidiaries	(1,520,601)	(1,004,949)	(1,107,900)	(173,855)
Loss before provision for income tax	(1,502,339)	(1,009,463)	(1,177,120)	(184,717)
Income tax expenses	(1,700)	(2,883)	-	-
Net loss	(1,504,039)	(1,012,346)	(1,177,120)	(184,717)
Deemed dividend	-	(101,795)	-	-
Accretion of convertible redeemable preferred shares and redeemable ordinary shares	(508,130)	(837,856)	(2,217,489)	(347,972)
Net loss available to ordinary shareholders of Zhangmen Education Inc.	(2,012,169)	(1,951,997)	(3,394,609)	(532,689)

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF ZHANGMEN EDUCATION INC.

STATEMENTS OF COMPREHENSIVE LOSS

(In thousands of RMB, except for share and per share data, or otherwise noted)

	As of December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
				（Note 2)
Net loss	(1,504,039)	(1,012,346)	(1,177,120)	(184,717)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	25,517	(143,876)	(52,841)	(8,292)
Total comprehensive loss attributable to Zhangmen Education Inc.	(1,478,522)	(1,156,222)	(1,229,961)	(193,009)
Deemed dividend	-	(101,795)	-	-
Accretion of convertible redeemable preferred shares and redeemable ordinary shares	(508,130)	(837,856)	(2,217,489)	(347,972)
Total comprehensive loss attributable to ordinary shareholders of Zhangmen Education Inc.	(1,986,652)	(2,095,873)	(3,447,450)	(540,981)

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF ZHANGMEN EDUCATION INC.

STATEMENTS OF CASH FLOWS

(In thousands of RMB, except for share and per share data, or otherwise noted)

	As of December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
				(Note 2)
CASH FLOWS FROM OPERATION ACTIVITIES
Net loss for the year	(1,504,039)	(1,012,346)	(1,177,120)	(184,717)
Adjustments to reconcile net loss to net cash generated from operating activities
Loss from investments in subsidiaries, VIEs and VIEs’ subsidiaries	1,520,601	1,004,949	1,107,900	173,854
Share-based compensation	-	9,470	19,657	3,085
Fair value change of investments	-	(3,696)	(5,205)	(817)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1,630)	1,578	(500)	(78)
Other current liabilities	(27,560)	789	(17,422)	(2,733)
NET CASH (USED IN)/GENERATED FROM OPERATING ACTIVITIES	(12,628)	744	(72,690)	(11,406)
CASH FLOWS FROM INVESTING ACTIVITIES
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	(431,531)	(698,128)	(2,480,746)	(389,282)
Purchase of short-term investments	(627,858)	(2,123,621)	(4,850,891)	(761,211)
Proceeds from maturity of short-term investments	-	627,858	6,852,756	1,075,347
CASH USED IN INVESTING ACTIVITIES	(1,059,389)	(2,193,891)	(478,881)	(75,146)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common shares in IPO, net of issuance cost	-	-	269,201	42,244
Proceeds from issuance of convertible redeemable preferred shares	789,268	1,716,310	291,641	45,765
CASH GENERATED FROM FINANCING ACTIVITIES	789,268	1,716,310	560,842	88,009
Effect of exchange rate changes	36,112	(168,115)	(9,109)	(1,432)
Net (decrease) increase in cash and cash equivalents	(246,637)	(644,952)	162	25
Cash and cash equivalents at beginning of the year	892,551	645,914	962	150
Cash and cash equivalents at end of the year	645,914	962	1,124	175
Supplemental schedule of non-cash investing and financing activities:
Deemed dividend	-	101,795	-	-
Accretion of convertible redeemable preferred shares and redeemable ordinary shares	508,130	837,856	2,217,489	347,972